Commitments and Contingencies	6 Months Ended
Jun. 30, 2014
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 7: COMMITMENTS AND CONTINGENCIES

As of June 30, 2014, the Company was contingently liable for letters of guarantee and letters of credit amounting to $590 (December 31, 2013: $590) issued by various banks in favor of various organizations and the total amount was collateralized by cash deposits, which were included as a component of restricted cash.

In connection with the acquisition of Horamar, Navios Logistics recorded liabilities for certain pre-acquisition contingencies amounting to $6,632 ($2,907 relating to VAT-related matters, $1,703 for withholding tax-related matters, $1,511 relating to provisions for claims and others and $511 for income tax-related matters) that were included in the allocation of the purchase price based on their respective fair values. As it relates to these contingencies, the prior owners of Horamar agreed to indemnify Navios Logistics in the event that any of the above contingencies materialize before agreed-upon dates, extending to various dates through 2021. As of June 30, 2014, the remaining liability related to these pre-acquisition contingencies amounted to $691 (December 31, 2013: $829) and was entirely offset by an indemnification asset for the same amount, which was reflected in other non-current assets.

The Company is involved in various disputes and arbitration proceedings arising in the ordinary course of business. Provisions have been recognized in the financial statements for all such proceedings where the Company believes that a liability may be probable, and for which the amounts are reasonably estimable, based upon facts known at the date the financial statements were prepared. In the opinion of management, the ultimate disposition of these matters is expected to be immaterial to the financial statements individually and in the aggregate and will not adversely affect the Company's financial position, results of operations or liquidity.

The Company, in the normal course of business, entered into contracts to time charter-in vessels for various periods through April 2026.
As of June 30, 2014, the Company's future minimum commitments, net of commissions under chartered-in vessels, barges and pushboats were as follows:

	In Operation	To be delivered	Total
June 30, 2015	$ 74,373	$ 3,318	$ 77,691
June 30, 2016	59,891	18,437	78,328
June 30, 2017	54,685	33,983	88,668
June 30, 2018	51,877	39,876	91,753
June 30, 2019	45,721	39,877	85,598
June 30, 2020 and thereafter	87,256	206,688	293,944
Total	$ 373,803	$ 342,179	$ 715,982

As of June 30, 2014, the Company has future remaining contractual deposits for two newbuilding owned vessels, which are expected to be delivered in the fourth quarter of 2015, and Navios Logistics has obligations related to the acquisition of new dry barges, the acquisition of three new pushboats, the dredging of its dry port and the acquisition of the chartered-in fleet of $11,448, $17,760, $10,200 and $9,308, respectively. The table below reflects the remaining future payments of these commitments.

	Drybulk Vessels	Navios Logistics
June 30, 2015	$ 4,190	$ 33,796
June 30, 2016	62,850	14,920
Total	$ 67,040	$ 48,716